8. OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Other Liabilities, Current [Abstract]
Accrued interest	$ 21,258	$ 1,165,335
Accrued legal fees	0	179,465
Accrued liquidated damages	0	362,800
Other accrued liabilities	64,473	147,774
Total other current liabilities	$ 85,731	$ 1,855,374